Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	SCHRODER SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000908802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Schroder Emerging Market Equity Fund (Prospectus Summary) | Schroder Emerging Market Equity Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMVX
Schroder Emerging Market Equity Fund (Prospectus Summary) | Schroder Emerging Market Equity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMNX
Schroder International Multi-Cap Value Fund (Prospectus Summary) | Schroder International Multi-Cap Value Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDVX
Schroder International Multi-Cap Value Fund (Prospectus Summary) | Schroder International Multi-Cap Value Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDNX
Schroder U.S. Small and Mid Cap Opportunities Fund (Prospectus Summary) | Schroder U.S. Small and Mid Cap Opportunities Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDVX
Schroder U.S. Small and Mid Cap Opportunities Fund (Prospectus Summary) | Schroder U.S. Small and Mid Cap Opportunities Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDIX
Schroder Total Return Fixed Income Fund (Prospectus Summary) | Schroder Total Return Fixed Income Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBBVX
Schroder Total Return Fixed Income Fund (Prospectus Summary) | Schroder Total Return Fixed Income Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBBIX
Schroder Absolute Return EMD and Currency Fund (Prospectus Summary) | Schroder Absolute Return EMD and Currency Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SARVX
Schroder Absolute Return EMD and Currency Fund (Prospectus Summary) | Schroder Absolute Return EMD and Currency Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SARNX